Lincoln Variable Insurance Products Trust 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone:	484-583-8711
e-Mail:	sam.goldstein@lfg.com

VIA EDGAR

April 17, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE: Registrant: Lincoln Variable Insurance Products Trust (“Trust”)

On behalf of the following series: LVIP Delaware Growth and Income Fund, LVIP Dimensional Non-U.S. Equity RPM Fund, LVIP Dimensional U.S. Equity RPM Fund, and LVIP Columbia Small-Mid Cap Growth RPM Fund (the “Funds”)

File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Funds’ Prospectus dated May 1, 2014, as supplemented April 1, 2015. The purpose of this filing is to submit the Fund’s Rule 497(e) filing in XBRL format.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Sam K. Goldstein

Sam K. Goldstein, Esq.
Senior Counsel